INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investment In Associate
Beginning balance	$ 1,673	$ 1,735
Share of (loss)	(60)	(44)
Ending balance	$ 1,613	$ 1,691